Note 3 - Discontinued Operations (Details) (USD $)	1 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2010
Discontinued Operations and Disposal Groups [Abstract]
Restructuring Charges				$ 3,000,000
Severance Costs				765,000
Inventory Write-down			206,000	948,000
Impairment of Leasehold				307,000
Goodwill, Impairment Loss				299,000
Impairment of Long-Lived Assets to be Disposed of				290,000
Other Asset Impairment Charges				367,000
Discontinued Operation, Income (Loss) from Discontinued Operation During Phase-out Period, Net of Tax		11,000	16,000	(6,500,000)
Escrow Deposit	200,000
Escrow Deposit Disbursements	$ 40,000